Quarterly Holdings Report
for
Fidelity® Series International Index Fund
January 31, 2024
IIF-NPRT1-0324
1.9891251.105
Common Stocks - 98.8%
	Shares	Value ($)
Australia - 7.4%
Ampol Ltd.	5,620	132,927
ANZ Group Holdings Ltd.	70,876	1,250,563
APA Group unit	30,253	167,332
Aristocrat Leisure Ltd.	13,766	396,882
ASX Ltd.	4,566	195,207
Aurizon Holdings Ltd.	43,408	107,002
BHP Group Ltd.	119,542	3,657,272
BlueScope Steel Ltd.	10,654	162,669
Brambles Ltd.	32,771	312,464
CAR Group Ltd.	8,445	181,325
Cochlear Ltd.	1,545	306,604
Coles Group Ltd.	31,563	327,541
Commonwealth Bank of Australia	39,531	3,014,414
Computershare Ltd.	12,814	212,241
DEXUS Property Group unit	25,364	128,359
EBOS Group Ltd.	3,619	82,876
Endeavour Group Ltd.	33,786	123,648
Fortescue Ltd.	39,938	771,872
Glencore PLC	246,863	1,306,142
Goodman Group unit	40,312	669,146
IDP Education Ltd.	6,236	79,857
IGO Ltd.	16,072	78,129
Insurance Australia Group Ltd.	57,463	225,567
Macquarie Group Ltd.	8,659	1,068,429
Medibank Private Ltd.	64,948	162,607
Mineral Resources Ltd.	4,143	159,791
Mirvac Group unit	93,055	130,780
National Australia Bank Ltd.	73,791	1,556,282
Northern Star Resources Ltd.	27,103	232,484
Orica Ltd.	10,741	113,284
Origin Energy Ltd.	40,629	226,759
Pilbara Minerals Ltd. (a)	67,422	153,565
Qantas Airways Ltd. (b)	20,046	72,273
QBE Insurance Group Ltd.	35,231	362,759
Ramsay Health Care Ltd.	4,328	144,289
REA Group Ltd.	1,246	148,606
Reece Ltd.	5,330	78,513
Rio Tinto Ltd.	8,755	753,345
Rio Tinto PLC	26,556	1,838,191
Santos Ltd.	76,592	387,092
Scentre Group unit	122,408	243,353
SEEK Ltd.	8,401	138,493
Sonic Healthcare Ltd.	10,628	221,596
South32 Ltd.	106,957	231,585
Stockland Corp. Ltd. unit	56,297	166,251
Suncorp Group Ltd.	29,956	275,731
Telstra Group Ltd.	95,374	251,533
The GPT Group	45,174	136,533
The Lottery Corp. Ltd.	52,485	172,276
Transurban Group unit	72,818	639,723
Treasury Wine Estates Ltd.	18,823	131,989
Vicinity Centres unit	91,246	121,121
Washington H. Soul Pattinson & Co. Ltd.	5,534	123,702
Wesfarmers Ltd.	26,756	1,012,900
Westpac Banking Corp.	82,756	1,298,245
WiseTech Global Ltd.	3,931	185,076
Woodside Energy Group Ltd.	44,779	936,608
Woolworths Group Ltd.	28,810	676,602
TOTAL AUSTRALIA		28,442,405
Austria - 0.2%
Erste Group Bank AG	8,110	351,017
Mondi PLC	10,410	186,543
OMV AG	3,473	155,048
Verbund AG	1,606	131,298
Voestalpine AG	2,738	81,667
TOTAL AUSTRIA		905,573
Belgium - 0.8%
Ageas	3,768	162,109
Anheuser-Busch InBev SA NV	20,485	1,267,153
D'ieteren Group	507	102,844
Elia Group SA/NV	694	83,851
Groupe Bruxelles Lambert SA	2,076	157,945
KBC Group NV	5,903	385,824
Lotus Bakeries SA	10	85,267
Sofina SA	364	87,565
Syensqo SA	1,748	155,829
UCB SA	2,982	281,337
Umicore SA	4,939	112,345
Warehouses de Pauw	4,141	122,083
TOTAL BELGIUM		3,004,152
Brazil - 0.0%
Yara International ASA	3,904	129,697
Burkina Faso - 0.0%
Endeavour Mining PLC	4,354	77,912
Chile - 0.1%
Antofagasta PLC	9,300	204,485
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	87,210	209,024
Budweiser Brewing Co. APAC Ltd. (c)	40,580	63,960
ESR Group Ltd. (c)	51,623	65,988
Prosus NV	34,497	1,026,343
SITC International Holdings Co. Ltd.	31,000	47,038
Wharf Holdings Ltd.	25,000	73,042
Wilmar International Ltd.	45,322	110,979
TOTAL CHINA		1,596,374
Denmark - 3.5%
A.P. Moller - Maersk A/S:
Series A	70	126,958
Series B	116	213,881
Carlsberg A/S Series B	2,323	298,894
Coloplast A/S Series B	3,223	372,692
Danske Bank A/S	16,270	437,913
Demant A/S (b)	2,377	108,140
DSV A/S	4,390	785,414
Genmab A/S (b)	1,558	430,822
Novo Nordisk A/S Series B	76,963	8,797,219
Novozymes A/S Series B	8,637	443,649
ORSTED A/S (c)	4,462	251,500
Pandora A/S	1,994	291,690
Rockwool International A/S Series B	213	58,364
Tryg A/S	8,238	176,224
Vestas Wind Systems A/S (b)	23,817	671,521
TOTAL DENMARK		13,464,881
Finland - 1.1%
Elisa Corp. (A Shares)	3,355	153,188
Fortum Corp.	10,582	145,122
Kesko Oyj	6,444	125,910
Kone OYJ (B Shares)	8,016	397,973
Metso Corp.	15,638	157,001
Neste OYJ	9,978	345,602
Nokia Corp.	127,523	457,818
Nordea Bank Abp (Helsinki Stock Exchange)	75,505	932,505
Orion Oyj (B Shares)	2,540	117,265
Sampo Oyj (A Shares)	10,648	446,310
Stora Enso Oyj (R Shares)	13,721	175,196
UPM-Kymmene Corp.	12,589	458,078
Wartsila Corp.	11,164	165,290
TOTAL FINLAND		4,077,258
France - 10.2%
Accor SA	4,685	185,815
Adevinta ASA Class B (b)	8,248	88,619
Aeroports de Paris SA	817	109,837
Air Liquide SA	12,352	2,311,472
Airbus Group NV	13,980	2,226,817
Alstom SA	6,796	85,700
Amundi SA (c)	1,448	98,429
Arkema SA	1,416	155,016
AXA SA	42,545	1,428,037
bioMerieux SA	977	105,584
BNP Paribas SA	24,774	1,664,421
Bollore SA	17,399	115,169
Bouygues SA	4,498	165,176
Bureau Veritas SA	6,955	185,652
Capgemini SA	3,684	824,925
Carrefour SA	13,583	231,893
Compagnie de St.-Gobain	10,748	759,954
Compagnie Generale des Etablissements Michelin SCA Series B	15,999	531,210
Covivio	1,191	58,126
Credit Agricole SA	25,198	360,958
Danone SA	15,186	1,011,747
Dassault Aviation SA	476	90,280
Dassault Systemes SA	15,760	816,971
Edenred SA	5,886	352,527
Eiffage SA	1,733	181,817
Engie SA	43,080	688,094
EssilorLuxottica SA	6,953	1,369,822
Eurazeo SA	1,031	88,078
Gecina SA	1,084	120,311
Getlink SE	8,430	145,765
Hermes International SCA	747	1,580,498
Ipsen SA	889	102,799
Kering SA	1,756	721,319
Klepierre SA	5,075	132,123
L'Oreal SA	5,688	2,722,017
La Francaise des Jeux SAEM (c)	2,477	100,758
Legrand SA	6,251	605,820
LVMH Moet Hennessy Louis Vuitton SE	6,512	5,418,368
Orange SA	43,915	522,234
Pernod Ricard SA	4,823	794,863
Publicis Groupe SA	5,398	543,110
Remy Cointreau SA	544	55,120
Renault SA	4,532	171,763
Safran SA	8,061	1,505,060
Sartorius Stedim Biotech	652	177,000
SEB SA	591	72,492
Societe Generale Series A	17,420	447,782
Sodexo SA	2,086	235,804
Teleperformance	1,404	220,995
Thales SA	2,479	362,610
TotalEnergies SE	54,046	3,506,265
Unibail-Rodamco-Westfield NV (b)	2,787	201,738
Veolia Environnement SA	16,029	522,286
VINCI SA	11,973	1,512,457
Vivendi SA	15,786	178,362
Worldline SA (b)(c)	5,671	76,663
TOTAL FRANCE		39,048,528
Germany - 7.9%
adidas AG	3,821	727,262
Allianz SE	9,512	2,541,378
BASF AG	21,049	1,006,226
Bayer AG	23,169	720,941
Bayerische Motoren Werke AG (BMW)	7,521	782,583
Bechtle AG	1,932	100,930
Beiersdorf AG	2,377	348,975
Brenntag SE	3,279	291,498
Carl Zeiss Meditec AG	949	101,082
Commerzbank AG	24,862	286,954
Continental AG	2,595	211,987
Covestro AG (b)(c)	4,562	241,972
Daimler Truck Holding AG	12,615	453,435
Deutsche Bank AG	45,711	594,478
Deutsche Borse AG	4,481	892,345
Deutsche Lufthansa AG (b)	14,105	118,105
Deutsche Telekom AG	76,442	1,876,485
DHL Group	23,379	1,124,828
E.ON SE	52,956	718,803
Evonik Industries AG	5,496	101,833
Fresenius Medical Care AG & Co. KGaA	4,844	187,219
Fresenius SE & Co. KGaA	9,963	281,234
GEA Group AG	3,860	155,180
Hannover Reuck SE	1,422	341,467
HeidelbergCement AG	3,293	305,625
HelloFresh AG (b)	3,666	49,008
Henkel AG & Co. KGaA	2,534	173,302
Infineon Technologies AG	30,799	1,122,837
Knorr-Bremse AG	1,710	106,334
LEG Immobilien AG (b)	1,748	146,327
Mercedes-Benz Group AG (Germany)	18,923	1,277,544
Merck KGaA	3,048	500,102
MTU Aero Engines AG	1,269	293,070
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,219	1,371,332
Nemetschek SE	1,362	126,614
Puma AG	2,490	100,207
Rational AG	121	93,366
Rheinmetall AG	1,027	360,489
RWE AG	14,911	553,205
SAP SE	24,628	4,266,716
Scout24 AG (c)	1,769	130,803
Siemens AG	17,924	3,208,824
Siemens Energy AG (b)	12,253	184,922
Siemens Healthineers AG (c)	6,651	372,756
Symrise AG	3,132	324,733
Talanx AG	1,523	107,066
Volkswagen AG	707	99,815
Vonovia SE	17,291	538,655
Wacker Chemie AG	420	46,048
Zalando SE (b)(c)	5,287	105,564
TOTAL GERMANY		30,172,464
Hong Kong - 1.8%
AIA Group Ltd.	270,645	2,122,512
CK Asset Holdings Ltd.	46,226	208,588
CK Infrastructure Holdings Ltd.	14,581	86,594
CLP Holdings Ltd.	38,736	308,084
Futu Holdings Ltd. ADR (b)	1,302	60,829
Hang Lung Properties Ltd.	43,400	50,386
Hang Seng Bank Ltd.	17,976	187,133
Henderson Land Development Co. Ltd.	34,140	88,956
HKT Trust/HKT Ltd. unit	89,292	107,263
Hong Kong & China Gas Co. Ltd.	263,697	187,654
Hong Kong Exchanges and Clearing Ltd.	28,367	860,054
Hongkong Land Holdings Ltd.	26,030	81,253
Jardine Matheson Holdings Ltd.	3,775	151,582
Link (REIT)	60,444	303,168
MTR Corp. Ltd.	36,437	118,541
New World Development Co. Ltd.	35,305	43,272
Power Assets Holdings Ltd.	32,803	192,068
Prudential PLC	64,931	667,008
Sino Land Ltd.	88,218	92,149
Sun Hung Kai Properties Ltd.	34,180	319,015
Swire Pacific Ltd. (A Shares)	10,356	80,125
Swire Properties Ltd.	26,965	50,392
Techtronic Industries Co. Ltd.	32,292	342,977
WH Group Ltd. (c)	196,577	115,979
Wharf Real Estate Investment Co. Ltd.	39,814	116,648
Xinyi Glass Holdings Ltd.	40,595	33,654
TOTAL HONG KONG		6,975,884
Ireland - 0.4%
AerCap Holdings NV (b)	4,721	361,440
AIB Group PLC	37,056	163,229
Bank of Ireland Group PLC	24,919	229,155
Kerry Group PLC Class A	3,760	335,965
Kingspan Group PLC (Ireland)	3,648	297,887
Smurfit Kappa Group PLC	6,140	229,256
TOTAL IRELAND		1,616,932
Israel - 0.6%
Azrieli Group	982	66,440
Bank Hapoalim BM (Reg.)	29,980	256,261
Bank Leumi le-Israel BM	35,965	274,686
Check Point Software Technologies Ltd. (b)	2,208	350,917
Elbit Systems Ltd. (Israel)	629	129,844
Global-e Online Ltd. (a)(b)	2,131	80,488
Icl Group Ltd.	18,259	83,893
Israel Discount Bank Ltd. (Class A)	29,196	142,308
Mizrahi Tefahot Bank Ltd.	3,647	136,272
NICE Ltd. (b)	1,494	308,036
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	26,439	319,912
Wix.com Ltd. (b)	1,281	162,533
TOTAL ISRAEL		2,311,590
Italy - 2.3%
Amplifon SpA	2,936	96,362
Assicurazioni Generali SpA	23,903	534,464
Banco BPM SpA	28,585	154,768
Coca-Cola HBC AG	5,212	153,768
Davide Campari Milano NV	14,519	147,649
DiaSorin SpA	531	49,087
Enel SpA	191,824	1,308,887
Eni SpA	55,731	888,427
Ferrari NV (Italy)	2,973	1,040,023
FinecoBank SpA	14,400	208,999
Infrastrutture Wireless Italiane SpA (c)	7,926	96,320
Intesa Sanpaolo SpA	366,505	1,129,310
Leonardo SpA	9,544	167,142
Mediobanca SpA	13,016	173,017
Moncler SpA	4,857	300,765
Nexi SpA (b)(c)	13,927	107,524
Poste Italiane SpA (c)	12,318	133,986
Prysmian SpA	6,193	274,337
Recordati SpA	2,466	136,715
Snam SpA	47,560	232,281
Telecom Italia SpA (b)	234,954	70,817
Terna - Rete Elettrica Nazionale	33,184	280,727
UniCredit SpA	37,881	1,109,612
TOTAL ITALY		8,794,987
Japan - 23.0%
Advantest Corp.	18,032	717,635
AEON Co. Ltd.	15,391	367,801
AGC, Inc.	4,594	172,772
Aisin Seiki Co. Ltd.	3,474	129,702
Ajinomoto Co., Inc.	10,483	430,484
Ana Holdings, Inc. (b)	3,763	83,155
Asahi Group Holdings	11,362	422,302
ASAHI INTECC Co. Ltd.	5,126	97,399
Asahi Kasei Corp.	29,593	224,420
Astellas Pharma, Inc.	42,713	497,285
Azbil Corp.	2,707	87,476
Bandai Namco Holdings, Inc.	14,111	305,539
BayCurrent Consulting, Inc.	3,100	72,072
Bridgestone Corp.	13,484	584,298
Brother Industries Ltd.	5,474	91,704
Canon, Inc.	23,571	649,314
Capcom Co. Ltd.	4,094	156,140
Central Japan Railway Co.	17,000	424,875
Chiba Bank Ltd.	12,505	92,665
Chubu Electric Power Co., Inc.	15,195	197,120
Chugai Pharmaceutical Co. Ltd.	15,822	569,121
Concordia Financial Group Ltd.	25,026	119,260
Dai Nippon Printing Co. Ltd.	4,805	139,056
Dai-ichi Mutual Life Insurance Co.	22,211	487,149
Daifuku Co. Ltd.	7,210	142,181
Daiichi Sankyo Kabushiki Kaisha	43,646	1,306,719
Daikin Industries Ltd.	6,217	996,164
Daito Trust Construction Co. Ltd.	1,509	171,650
Daiwa House Industry Co. Ltd.	13,950	431,361
Daiwa House REIT Investment Corp.	55	97,180
Daiwa Securities Group, Inc.	31,456	225,441
DENSO Corp.	44,588	700,391
Dentsu Group, Inc.	4,763	126,416
Disco Corp.	2,144	578,535
East Japan Railway Co.	7,102	406,182
Eisai Co. Ltd.	5,921	278,812
ENEOS Holdings, Inc.	67,914	274,274
FANUC Corp.	22,505	622,542
Fast Retailing Co. Ltd.	4,091	1,092,203
Fuji Electric Co. Ltd.	3,011	150,791
FUJIFILM Holdings Corp.	8,800	557,787
Fujitsu Ltd.	4,128	571,374
GLP J-REIT	110	98,212
Hamamatsu Photonics K.K.	3,341	131,986
Hankyu Hanshin Holdings, Inc.	5,375	164,451
Hikari Tsushin, Inc.	490	85,382
Hirose Electric Co. Ltd.	753	87,614
Hitachi Construction Machinery Co. Ltd.	2,583	73,286
Hitachi Ltd.	21,825	1,714,361
Honda Motor Co. Ltd.	108,914	1,217,448
Hoshizaki Corp.	2,568	93,427
Hoya Corp.	8,328	1,057,899
Hulic Co. Ltd.	9,000	99,381
Ibiden Co. Ltd.	2,677	134,706
Idemitsu Kosan Co. Ltd.	22,835	126,802
Iida Group Holdings Co. Ltd.	3,637	54,908
INPEX Corp.	22,910	311,403
Isuzu Motors Ltd.	13,726	187,291
Itochu Corp.	28,050	1,273,025
Japan Airlines Co. Ltd.	3,437	66,045
Japan Exchange Group, Inc.	11,863	262,549
Japan Post Bank Co. Ltd.	34,162	355,280
Japan Post Holdings Co. Ltd.	49,003	469,090
Japan Post Insurance Co. Ltd.	4,467	83,631
Japan Real Estate Investment Corp.	30	115,006
Japan Retail Fund Investment Corp.	165	112,009
Japan Tobacco, Inc.	28,308	746,125
JFE Holdings, Inc.	13,520	213,465
JSR Corp.	4,141	112,944
Kajima Corp.	9,954	177,648
Kansai Electric Power Co., Inc.	16,580	226,187
Kao Corp.	11,006	435,481
Kawasaki Kisen Kaisha Ltd.	3,200	155,916
KDDI Corp.	35,300	1,169,667
KDX Realty Investment Corp.	98	106,305
Keisei Electric Railway Co.	3,019	136,609
Keyence Corp.	4,605	2,060,267
Kikkoman Corp.	3,242	199,475
Kintetsu Group Holdings Co. Ltd.	4,287	132,286
Kirin Holdings Co. Ltd.	18,274	262,670
Kobe Bussan Co. Ltd.	3,505	89,562
Koei Tecmo Holdings Co. Ltd.	2,696	33,582
Koito Manufacturing Co. Ltd.	4,544	69,565
Komatsu Ltd.	21,768	619,299
Konami Group Corp.	2,355	144,828
Kose Corp.	756	49,460
Kubota Corp.	23,643	357,895
Kyocera Corp.	30,252	442,892
Kyowa Hakko Kirin Co., Ltd.	6,347	99,978
Lasertec Corp.	1,825	475,283
LY Corp.	63,017	196,048
M3, Inc.	10,438	164,712
Makita Corp.	5,273	141,923
Marubeni Corp.	33,772	576,038
MatsukiyoCocokara & Co.	8,100	147,232
Mazda Motor Corp.	13,372	162,115
McDonald's Holdings Co. (Japan) Ltd. (a)	2,014	89,672
Meiji Holdings Co. Ltd.	5,582	134,999
Minebea Mitsumi, Inc.	8,511	175,924
Misumi Group, Inc.	6,667	114,305
Mitsubishi Chemical Holdings Corp.	30,147	181,779
Mitsubishi Corp.	81,405	1,403,011
Mitsubishi Electric Corp.	45,556	676,065
Mitsubishi Estate Co. Ltd.	26,584	368,346
Mitsubishi Heavy Industries Ltd.	7,512	501,077
Mitsubishi UFJ Financial Group, Inc.	269,321	2,522,609
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,978	134,563
Mitsui & Co. Ltd.	30,529	1,238,173
Mitsui Chemicals, Inc.	4,010	118,015
Mitsui Fudosan Co. Ltd.	20,941	525,698
Mitsui OSK Lines Ltd.	8,100	290,956
Mizuho Financial Group, Inc.	56,899	1,033,375
MonotaRO Co. Ltd.	5,922	55,775
MS&AD Insurance Group Holdings, Inc.	10,143	418,853
Murata Manufacturing Co. Ltd.	40,683	821,476
NEC Corp.	5,835	381,286
Nexon Co. Ltd.	8,114	129,492
Nidec Corp.	9,849	367,336
Nintendo Co. Ltd.	24,470	1,367,161
Nippon Building Fund, Inc.	36	145,660
Nippon Express Holdings, Inc.	1,723	102,555
Nippon Paint Holdings Co. Ltd.	22,405	176,469
Nippon Prologis REIT, Inc.	54	96,077
Nippon Sanso Holdings Corp.	4,050	102,624
Nippon Steel & Sumitomo Metal Corp.	20,182	485,673
Nippon Telegraph & Telephone Corp.	704,725	884,962
Nippon Yusen KK	11,465	395,094
Nissan Chemical Corp.	3,007	119,928
Nissan Motor Co. Ltd.	54,764	214,994
Nissin Food Holdings Co. Ltd.	4,718	152,634
Nitori Holdings Co. Ltd.	1,935	253,256
Nitto Denko Corp.	3,363	278,987
Nomura Holdings, Inc.	70,885	381,797
Nomura Real Estate Holdings, Inc.	2,593	70,959
Nomura Real Estate Master Fund, Inc.	100	109,427
Nomura Research Institute Ltd.	9,139	279,503
NTT Data Corp.	14,845	213,822
Obayashi Corp.	15,293	141,560
OBIC Co. Ltd.	1,616	248,233
Odakyu Electric Railway Co. Ltd.	7,393	112,969
Oji Holdings Corp.	20,355	79,585
Olympus Corp.	28,353	419,728
OMRON Corp.	4,111	184,852
Ono Pharmaceutical Co. Ltd.	9,121	164,398
Open House Group Co. Ltd.	1,900	59,417
Oracle Corp. Japan	864	68,091
Oriental Land Co. Ltd.	25,770	957,100
ORIX Corp.	27,704	534,944
Osaka Gas Co. Ltd.	8,836	186,058
Otsuka Corp.	2,675	112,558
Otsuka Holdings Co. Ltd.	9,854	387,344
Pan Pacific International Holdings Ltd.	8,994	194,419
Panasonic Holdings Corp.	52,109	490,803
Rakuten Group, Inc.	35,346	155,266
Recruit Holdings Co. Ltd.	33,973	1,341,890
Renesas Electronics Corp. (b)	34,603	567,752
Resona Holdings, Inc.	50,177	276,990
Ricoh Co. Ltd.	12,925	101,590
ROHM Co. Ltd.	7,784	134,346
SBI Holdings, Inc. Japan	5,797	142,407
SCSK Corp.	3,658	71,823
Secom Co. Ltd.	4,949	359,200
Seiko Epson Corp.	6,844	99,905
Sekisui Chemical Co. Ltd.	9,098	129,897
Sekisui House Ltd.	14,034	316,806
Seven & i Holdings Co. Ltd.	17,759	701,389
SG Holdings Co. Ltd.	7,537	97,605
Sharp Corp. (b)	5,960	40,077
Shimadzu Corp.	5,574	154,132
SHIMANO, Inc.	1,824	261,881
SHIMIZU Corp.	12,223	81,822
Shin-Etsu Chemical Co. Ltd.	42,970	1,691,393
Shionogi & Co. Ltd.	6,141	294,746
Shiseido Co. Ltd.	9,469	263,964
Shizuoka Financial Group	10,999	100,531
SMC Corp.	1,396	777,076
SoftBank Corp.	67,813	900,953
SoftBank Group Corp.	24,224	1,045,766
Sompo Holdings, Inc.	6,959	360,834
Sony Group Corp.	29,713	2,913,906
Square Enix Holdings Co. Ltd.	2,055	80,302
Subaru Corp.	14,528	289,824
Sumco Corp.	8,249	125,058
Sumitomo Chemical Co. Ltd.	33,226	78,233
Sumitomo Corp.	24,475	562,872
Sumitomo Electric Industries Ltd.	16,844	223,884
Sumitomo Metal Mining Co. Ltd.	5,786	159,917
Sumitomo Mitsui Financial Group, Inc.	29,987	1,559,725
Sumitomo Mitsui Trust Holdings, Inc.	15,410	315,801
Sumitomo Realty & Development Co. Ltd.	6,722	211,401
Suntory Beverage & Food Ltd.	3,232	105,443
Suzuki Motor Corp.	8,718	391,601
Sysmex Corp.	3,980	215,606
T&D Holdings, Inc.	11,796	195,327
Taisei Corp.	4,016	146,418
Takeda Pharmaceutical Co. Ltd.	37,278	1,095,618
TDK Corp.	9,151	455,307
Terumo Corp.	15,880	537,569
TIS, Inc.	5,172	115,035
Tobu Railway Co. Ltd.	4,415	116,924
Toho Co. Ltd.	2,590	84,369
Tokio Marine Holdings, Inc.	42,468	1,119,772
Tokyo Electric Power Co., Inc. (b)	36,025	191,803
Tokyo Electron Ltd.	11,150	2,069,133
Tokyo Gas Co. Ltd.	8,715	200,200
Tokyu Corp.	11,817	138,664
Toppan Holdings, Inc.	5,838	160,921
Toray Industries, Inc.	32,702	163,393
Tosoh Corp.	6,127	79,006
Toto Ltd.	3,135	84,850
Toyota Industries Corp.	3,441	291,037
Toyota Motor Corp.	250,090	4,993,752
Toyota Tsusho Corp.	4,957	324,839
Trend Micro, Inc.	3,120	178,493
Unicharm Corp.	9,474	325,985
USS Co. Ltd.	4,868	92,061
West Japan Railway Co.	5,170	215,328
Yakult Honsha Co. Ltd.	6,028	131,661
Yamaha Corp.	3,123	68,677
Yamaha Motor Co. Ltd. (a)	21,016	198,638
Yamato Holdings Co. Ltd.	6,312	109,112
Yaskawa Electric Corp.	5,698	214,737
Yokogawa Electric Corp.	5,379	105,701
Zensho Holdings Co. Ltd.	2,200	107,731
ZOZO, Inc.	3,282	71,864
TOTAL JAPAN		88,073,361
Jordan - 0.0%
Hikma Pharmaceuticals PLC	3,910	95,709
Korea (South) - 0.0%
Delivery Hero AG (b)(c)	4,149	94,138
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	12,067	334,366
Eurofins Scientific SA	3,181	192,855
TOTAL LUXEMBOURG		527,221
Macau - 0.1%
Galaxy Entertainment Group Ltd.	51,635	267,979
Sands China Ltd. (b)	57,262	150,300
TOTAL MACAU		418,279
Netherlands - 6.1%
ABN AMRO Bank NV GDR (Bearer) (c)	11,225	165,708
Adyen BV (b)(c)	512	642,144
AEGON NV	38,290	226,100
Akzo Nobel NV	4,023	309,017
Argenx SE (b)	1,393	526,041
ASM International NV (Netherlands)	1,107	617,548
ASML Holding NV (Netherlands)	9,508	8,249,028
ASR Nederland NV	3,738	176,573
BE Semiconductor Industries NV	1,818	274,667
Euronext NV (c)	2,021	178,331
EXOR NV	2,208	214,423
Heineken Holding NV	3,056	257,109
Heineken NV (Bearer)	6,792	683,245
IMCD NV	1,344	206,249
ING Groep NV (Certificaten Van Aandelen)	85,361	1,212,849
JDE Peet's BV	2,312	57,118
Koninklijke Ahold Delhaize NV	22,658	637,215
Koninklijke KPN NV	79,123	269,156
Koninklijke Philips Electronics NV	18,616	393,832
NN Group NV	6,385	261,710
OCI NV	2,502	71,978
Randstad NV	2,603	148,417
Shell PLC (London)	156,061	4,838,254
Stellantis NV (Italy)	52,177	1,155,666
Universal Music Group NV	19,333	569,893
Wolters Kluwer NV	5,861	864,589
TOTAL NETHERLANDS		23,206,860
New Zealand - 0.2%
Auckland International Airport Ltd.	31,263	159,899
Fisher & Paykel Healthcare Corp.	13,726	198,245
Mercury Nz Ltd.	16,407	67,153
Meridian Energy Ltd.	30,506	103,348
Spark New Zealand Ltd.	43,360	140,681
Xero Ltd. (b)	3,394	242,938
TOTAL NEW ZEALAND		912,264
Norway - 0.6%
Aker BP ASA	7,453	198,988
DNB Bank ASA	21,829	424,350
Equinor ASA	21,248	608,056
Gjensidige Forsikring ASA	4,717	76,111
Kongsberg Gruppen ASA	2,074	105,896
Mowi ASA	10,977	198,097
Norsk Hydro ASA	31,290	183,375
Orkla ASA	16,535	129,705
Salmar ASA	1,712	95,194
Telenor ASA	14,853	164,810
TOTAL NORWAY		2,184,582
Portugal - 0.2%
Energias de Portugal SA	74,010	331,288
Galp Energia SGPS SA Class B	10,711	169,174
Jeronimo Martins SGPS SA	6,679	152,155
TOTAL PORTUGAL		652,617
Singapore - 1.5%
CapitaLand Ascendas REIT	88,051	190,827
CapitaLand Investment Ltd.	61,353	134,688
CapitaMall Trust	125,523	187,126
City Developments Ltd.	11,968	54,320
DBS Group Holdings Ltd.	42,698	1,011,315
Genting Singapore Ltd.	142,594	107,089
Grab Holdings Ltd. (b)	44,706	137,247
Jardine Cycle & Carriage Ltd.	2,300	44,381
Keppel Ltd.	34,316	182,347
Mapletree Logistics Trust (REIT)	81,022	93,165
Mapletree Pan Asia Commercial Trust	56,277	60,943
Oversea-Chinese Banking Corp. Ltd.	79,828	763,585
Sea Ltd. ADR (b)	8,638	329,453
Seatrium Ltd. (b)	1,045,807	77,613
Sembcorp Industries Ltd.	21,100	88,799
Singapore Airlines Ltd.	35,062	174,023
Singapore Exchange Ltd.	20,189	140,973
Singapore Technologies Engineering Ltd.	36,793	101,951
Singapore Telecommunications Ltd.	194,762	347,561
STMicroelectronics NV (France)	16,119	707,745
United Overseas Bank Ltd.	29,866	629,532
UOL Group Ltd.	10,844	50,355
TOTAL SINGAPORE		5,615,038
South Africa - 0.2%
Anglo American PLC (United Kingdom)	29,968	714,368
Spain - 2.5%
Acciona SA	582	75,633
ACS Actividades de Construccion y Servicios SA	4,920	194,551
ACS Actividades de Construccion y Servicios SA rights (b)	4,920	2,254
Aena SME SA (c)	1,769	314,006
Amadeus IT Holding SA Class A	10,625	747,047
Banco Bilbao Vizcaya Argentaria SA	140,691	1,316,789
Banco Santander SA (Spain)	381,684	1,534,011
CaixaBank SA	97,310	414,929
Cellnex Telecom SA (c)	13,329	512,865
Corp. ACCIONA Energias Renovables SA	1,558	40,578
EDP Renovaveis SA	7,244	117,820
Enagas SA	5,869	95,710
Endesa SA	7,490	148,614
Grifols SA (b)	7,034	77,119
Iberdrola SA	144,637	1,741,569
Industria de Diseno Textil SA	25,725	1,099,933
Naturgy Energy Group SA	2,973	80,323
Redeia Corp. SA	9,570	159,582
Repsol SA	30,123	444,865
Telefonica SA	115,274	469,031
TOTAL SPAIN		9,587,229
Sweden - 3.1%
Alfa Laval AB	6,822	251,794
ASSA ABLOY AB (B Shares)	23,636	648,234
Atlas Copco AB:
(A Shares)	63,397	1,011,780
(B Shares)	36,751	511,183
Beijer Ref AB (B Shares)	9,076	124,541
Boliden AB	6,450	171,653
Epiroc AB:
(A Shares)	15,564	274,996
(B Shares)	9,167	143,319
EQT AB	8,387	227,271
Ericsson (B Shares)	69,058	382,822
Essity AB (B Shares)	14,365	337,776
Evolution AB (c)	4,322	507,926
Fastighets AB Balder (b)	15,374	103,324
Getinge AB (B Shares)	5,393	115,927
H&M Hennes & Mauritz AB (B Shares) (a)	15,231	215,849
Hexagon AB (B Shares)	48,963	534,362
Holmen AB (B Shares)	1,802	71,272
Husqvarna AB (B Shares)	8,375	65,509
Industrivarden AB:
(A Shares)	3,085	97,353
(C Shares)	3,428	108,012
Indutrade AB	6,441	157,394
Investment AB Latour (B Shares)	3,489	88,209
Investor AB (B Shares)	40,821	964,564
L E Lundbergforetagen AB	1,792	93,779
Lifco AB	5,496	133,193
Nibe Industrier AB (B Shares)	35,737	215,453
Saab AB (B Shares)	1,888	122,061
Sagax AB	4,656	113,775
Sandvik AB	25,139	528,319
Securitas AB (B Shares)	11,596	112,933
Skandinaviska Enskilda Banken AB (A Shares)	37,422	532,743
Skanska AB (B Shares)	8,023	139,657
SKF AB (B Shares)	8,034	158,956
Svenska Cellulosa AB SCA (B Shares)	14,288	195,030
Svenska Handelsbanken AB (A Shares)	34,394	370,779
Swedbank AB (A Shares)	20,022	409,419
Swedish Orphan Biovitrum AB (b)	4,588	128,735
Tele2 AB (B Shares)	12,597	107,563
Telia Co. AB	55,635	143,492
Volvo AB:
(A Shares)	4,781	117,795
(B Shares)	35,527	853,127
Volvo Car AB (b)	14,050	36,885
TOTAL SWEDEN		11,628,764
Switzerland - 6.3%
ABB Ltd. (Reg.)	37,727	1,596,299
Adecco SA (Reg.)	3,774	164,176
Alcon, Inc. (Switzerland)	11,785	893,691
Avolta AG (b)	2,307	88,139
Bachem Holding AG (B Shares)	804	54,224
Baloise Holdings AG	1,080	173,085
Banque Cantonale Vaudoise	710	91,162
Barry Callebaut AG	84	123,233
BKW AG	498	79,350
Clariant AG (Reg.)	5,088	65,505
Compagnie Financiere Richemont SA Series A	12,311	1,828,609
DSM-Firmenich AG	4,386	464,894
Ems-Chemie Holding AG	165	125,335
Geberit AG (Reg.)	788	456,756
Givaudan SA	218	911,712
Helvetia Holding AG (Reg.)	875	126,847
Julius Baer Group Ltd.	4,858	264,477
Kuehne & Nagel International AG	1,282	436,470
Lindt & Spruengli AG	2	253,549
Lindt & Spruengli AG (participation certificate)	28	356,915
Logitech International SA (Reg.)	3,879	325,711
Lonza Group AG	1,756	858,518
Novartis AG	48,341	4,999,127
Partners Group Holding AG	535	727,221
Sandoz Group AG	9,656	333,448
Schindler Holding AG:
(participation certificate)	961	240,542
(Reg.)	553	132,266
SGS SA (Reg.)	3,535	327,877
Sig Group AG	7,212	151,770
Sika AG	3,595	992,428
Sonova Holding AG	1,195	384,555
Straumann Holding AG	2,632	403,820
Swatch Group AG (Bearer)	681	159,871
Swatch Group AG (Bearer) (Reg.)	1,249	57,171
Swiss Life Holding AG	696	501,181
Swiss Prime Site AG	1,809	183,845
Swisscom AG	611	365,488
Temenos AG	1,507	154,341
UBS Group AG	77,568	2,336,164
VAT Group AG (c)	637	300,212
Zurich Insurance Group Ltd.	3,452	1,756,502
TOTAL SWITZERLAND		24,246,486
United Arab Emirates - 0.0%
NMC Health PLC (b)(d)	941	0
United Kingdom - 11.0%
3i Group PLC	22,957	718,668
Abrdn PLC	44,477	94,976
Admiral Group PLC	6,140	195,698
Ashtead Group PLC	10,327	680,807
Associated British Foods PLC	8,130	241,197
AstraZeneca PLC (United Kingdom)	36,553	4,846,081
Auto Trader Group PLC (c)	21,581	198,543
Aviva PLC	64,584	353,826
BAE Systems PLC	71,711	1,069,650
Barclays PLC	356,244	662,018
Barratt Developments PLC	22,981	157,385
Berkeley Group Holdings PLC	2,508	152,594
BP PLC	402,496	2,350,744
British American Tobacco PLC (United Kingdom)	50,106	1,477,306
BT Group PLC	152,423	216,732
Bunzl PLC	7,970	324,727
Burberry Group PLC	8,570	142,059
Centrica PLC	129,237	226,756
CK Hutchison Holdings Ltd.	63,056	325,673
Coca-Cola European Partners PLC	4,869	335,474
Compass Group PLC	40,423	1,113,402
Croda International PLC	3,293	200,523
DCC PLC (United Kingdom)	2,329	169,891
Diageo PLC	53,015	1,914,788
Entain PLC	15,064	184,835
Flutter Entertainment PLC (b)	4,167	859,985
Halma PLC	8,953	248,821
Hargreaves Lansdown PLC	8,390	81,425
HSBC Holdings PLC (United Kingdom)	459,547	3,588,007
Imperial Brands PLC	20,084	482,119
Informa PLC	32,635	321,520
InterContinental Hotel Group PLC	3,899	369,442
Intertek Group PLC	3,806	216,713
J Sainsbury PLC	39,097	133,878
JD Sports Fashion PLC	61,116	90,658
Kingfisher PLC	44,612	124,036
Land Securities Group PLC	16,688	141,612
Legal & General Group PLC	140,989	455,622
Lloyds Banking Group PLC	1,498,627	803,348
London Stock Exchange Group PLC	9,822	1,111,006
M&G PLC	52,913	150,274
Melrose Industries PLC	31,748	237,704
National Grid PLC	88,572	1,179,700
NatWest Group PLC	135,853	383,396
Next PLC	2,841	304,882
Ocado Group PLC (b)	13,663	94,644
Pearson PLC	15,080	184,998
Persimmon PLC	7,532	139,648
Phoenix Group Holdings PLC	17,713	113,451
Reckitt Benckiser Group PLC	16,924	1,223,620
RELX PLC (London Stock Exchange)	44,560	1,839,173
Rentokil Initial PLC	59,491	306,364
Rolls-Royce Holdings PLC (b)	198,502	753,603
Sage Group PLC	24,219	361,560
Schroders PLC	19,014	97,880
Segro PLC	27,506	307,381
Severn Trent PLC	6,347	208,972
Smith & Nephew PLC	20,595	288,021
Smiths Group PLC	8,193	168,464
Spirax-Sarco Engineering PLC	1,740	220,620
SSE PLC	25,758	548,593
St. James's Place PLC	12,938	107,265
Standard Chartered PLC (United Kingdom)	54,046	408,455
Taylor Wimpey PLC	83,298	156,445
Tesco PLC	167,603	607,330
Unilever PLC	58,968	2,869,397
United Utilities Group PLC	16,081	216,591
Vodafone Group PLC	542,767	461,429
Whitbread PLC	4,557	207,672
Wise PLC (b)	14,502	148,828
WPP PLC	25,348	245,128
TOTAL UNITED KINGDOM		41,924,033
United States of America - 7.2%
CRH PLC	16,686	1,189,260
CSL Ltd.	11,393	2,237,329
CyberArk Software Ltd. (b)	985	229,978
Experian PLC	21,692	902,873
Ferrovial SE	12,092	462,732
GSK PLC	96,577	1,910,075
Haleon PLC	130,665	530,731
Holcim AG	12,293	942,470
James Hardie Industries PLC CDI (b)	10,380	389,981
Monday.com Ltd. (b)	626	131,485
Nestle SA (Reg. S)	62,970	7,175,470
QIAGEN NV (Germany)	5,214	227,673
Roche Holding AG:
(Bearer)	755	229,050
(participation certificate)	16,569	4,717,465
Sanofi SA	26,845	2,688,406
Schneider Electric SA	12,834	2,521,241
Swiss Re Ltd.	7,114	816,962
Tenaris SA	11,136	177,090
TOTAL UNITED STATES OF AMERICA		27,480,271
TOTAL COMMON STOCKS (Cost $327,911,600)		378,184,342

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,389	136,224
Dr. Ing. h.c. F. Porsche AG Series F (c)	2,686	229,666
Henkel AG & Co. KGaA	3,918	300,348
Porsche Automobil Holding SE (Germany)	3,611	180,275
Sartorius AG (non-vtg.)	618	227,678
Volkswagen AG	4,852	624,040

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,864,493)		1,698,231

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (f) (Cost $498,455)	500,000	498,465

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	4,281,873	4,282,729
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	636,321	636,385
TOTAL MONEY MARKET FUNDS (Cost $4,919,114)		4,919,114

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $335,193,662)	385,300,152
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(2,683,514)
NET ASSETS - 100.0%	382,616,638

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	29	Mar 2024	3,237,850	104,586	104,586

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,105,741 or 1.3% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $184,432.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,736,920	23,295,299	31,749,490	132,447	-	-	4,282,729	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	7,001,308	6,364,923	4,651	-	-	636,385	0.0%
Total	12,736,920	30,296,607	38,114,413	137,098	-	-	4,919,114

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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